As filed with the Securities and Exchange Commission on February 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 14.3%
7,320,000	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.50%	#	08/25/2021	7,332,224
490,000	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.50%	#	08/31/2021	490,818
2,835,750	Alfred Fueling Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	06/18/2021	2,786,124
2,850,000	Alfred Fueling Systems, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	06/20/2022	2,778,750
490,334	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	6.38%	#&	08/13/2018	489,353
7,406,172	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	7,391,359
8,000,000	Allflex Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.00%	#	07/19/2021	7,850,000
5,998,778	American Renal Holdings, Inc., Secured 2nd Lien Delayed-Draw Term Loan	8.50%	#	02/20/2020	5,938,790
5,960,743	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	06/01/2018	5,975,644
6,050,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	5,934,021
4,970,000	Arysta Lifescience LLC, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	11/30/2020	4,966,894
8,887,500	Atlas Energy LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	07/31/2019	8,754,187
5,929,934	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan Tranche B	5.00%	#	09/10/2020	5,787,260
8,646,284	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	8,365,280
8,000,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	8,000,000
6,000,000	Chief Exploration & Development LLC, Secured 2nd Lien Term Loan	7.50%	#	05/12/2021	5,430,000
9,774,231	Clondalkin Acquisition B.V., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/29/2020	9,700,924
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan	8.75%	#	07/02/2021	2,803,329
3,720,000	DI Purchaser, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	12/10/2021	3,710,700
1,450,000	Douglas Dynamics LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/31/2021	1,446,375
5,475,265	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	5,382,870
3,781,000	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	05/29/2020	3,779,809
3,690,750	Essar Steel Algoma, Inc., Senior Secured 1st Lien Term Loan	7.50%	#	08/16/2019	3,676,910
6,000,000	Filtration Group, Inc. Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	11/19/2021	6,007,530
5,944,444	Four Seasons Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	6.25%	#	12/28/2020	5,944,444
5,987,753	Freescale Semiconductor, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	5.00%	#	01/15/2021	5,990,746
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan	9.00%	#	07/01/2022	5,400,750
5,950,000	Ikaria, Inc., Secured 2nd Lien Term Loan, Tranche B	8.75%	#	02/14/2022	5,875,625
4,750,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	7.75%	#	06/17/2022	4,649,063
5,870,341	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	04/29/2019	5,757,836
2,850,000	Mauser Holding GmbH, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	07/29/2022	2,787,671
2,842,875	Mauser Holding GmbH, Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	07/31/2021	2,800,232
6,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	5,991,000
2,968,413	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	2,946,150
5,700,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.75%	#	03/11/2022	5,393,625
967,575	NVA Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/13/2021	959,414
2,910,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan	8.00%	#	08/12/2022	2,876,040
1,980,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	10/30/2020	1,923,075
3,095,000	P2 Upstream Acquisition Company, Guaranteed Secured 2nd Lien Term Loan	9.00%	#	04/30/2021	2,978,938
2,910,000	Packaging Coordinators, Inc., Secured 2nd Lien Term Loan	9.00%	#	08/01/2022	2,837,250
2,129,663	Packaging Coordinators, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/30/2021	2,065,773
7,870,101	Performance Food Group, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.25%	#	11/14/2019	7,742,211
5,654,438	PGX Holdings, Inc., Senior Secured 1st Lien Term Loan	6.25%	#	09/29/2020	5,675,642
6,000,000	PharMEDium Healthcare Corporation, Secured 2nd Lien Term Loan	7.75%	#	01/28/2022	5,951,250
5,292,214	Polyconcept Finance BV, Senior Secured 1st Lien Term Loan, Tranche A1	6.00%	#	06/28/2019	5,272,368
4,500,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B	8.25%	#	09/30/2022	4,496,265
1,396,500	Rack Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	1,391,270
5,924,051	RCS Capital Corporation, Guaranteed Senior Secured 2nd Lien Term Loan	6.50%	#	04/29/2019	5,573,554
5,800,000	Royal Adhesives & Sealants LLC, Secured 2nd Lien Term Loan	9.75%	#	01/31/2019	5,848,343
8,000,000	Scientific Games International, Inc., Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	7,905,000
7,580,000	Sedgwick, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.75%	#	02/28/2022	7,182,050
3,850,000	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.75%	#	07/29/2022	3,747,975
2,842,875	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	2,778,910
4,800,000	SourceHOV LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	10/31/2019	4,680,000
2,910,000	Surgery Center Holdings, Inc. Secured 2nd Lien Term Loan	8.50%	#	11/03/2021	2,819,063
2,050,000	Surgery Center Holdings, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	2,001,313
7,534,196	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.50%	#	05/12/2021	7,449,436
4,750,000	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	4,764,844
2,860,000	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	2,842,125
2,910,496	Transtar Holding Company, Secured 2nd Lien Term Loan	10.00%	#	10/09/2019	2,874,115
6,790,000	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	09/02/2021	6,790,000
4,850,000	TWCC Holding Corporation, Secured 2nd Lien Term Loan	7.00%	#	06/26/2020	4,664,100
6,190,000	U.S. Renal Care, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B1	8.50%	#	01/03/2020	6,162,919
2,910,000	Wand Intermediate LP, Senior Secured 1st Lien Term Loan	4.75%	#	09/17/2021	2,889,994
2,910,000	Wand Intermediate LP, Senior Secured 2nd Lien Term Loan	8.25%	#	09/19/2022	2,917,275
6,000,000	WNA Holdings, Inc., Secured 2nd Lien Term Loan	8.50%	#	12/07/2020	5,850,000
Total Bank Loans (Cost $316,154,175)					312,226,805

Collateralized Loan Obligations - 8.2%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2	4.45%	# ^	07/15/2026	1,965,102
6,000,000	Adams Mill Ltd., Series 2014-1A-E2	6.45%	# ^	07/15/2026	5,791,691
2,750,000	Apidos Ltd., Series 2012-11A-D	4.48%	#^	01/17/2023	2,732,172
3,000,000	Apidos Ltd., Series 2012-9A-D	5.23%	#^	07/15/2023	3,006,851
1,000,000	Apidos Ltd., Series 2014-18A-E	6.23%	#^	07/22/2026	876,649
3,602,857	ARES Ltd., Series 2007-12A-E	5.98%	#^	11/25/2020	3,620,552
3,500,000	ARES Ltd., Series 2012-3A-E	5.98%	#^	01/17/2024	3,300,540
1,650,000	ARES Ltd., Series 2014-1A-D	5.03%	#^	04/17/2026	1,451,105
3,000,000	Avalon Capital Ltd., Series 2012-1AR-ER	5.83%	#^	04/17/2023	2,941,560
500,000	Birchwood Park Ltd., Series 2014-1A-E2	6.63%	#^	07/15/2026	489,759
740,000	BlueMountain Ltd., Series 2012-1A-E	5.73%	#^	07/20/2023	713,125
2,250,000	BlueMountain Ltd., Series 2012-2A-D	4.33%	#^	11/20/2024	2,223,349
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.33%	#^	11/20/2024	6,446,560
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.28%	#^	04/17/2025	4,128,471
6,500,000	Canyon Capital Ltd., Series 2012-1A-D	4.53%	#^	01/15/2024	6,336,317
3,000,000	Carlyle Global Market Strategies Ltd., Series 2012-1A-D	4.38%	#^	04/20/2022	2,999,463
3,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.42%	#^	07/27/2026	2,965,799
4,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-D2	6.47%	#^	07/27/2026	4,369,582
3,000,000	Cent Ltd., Series 2013-17A-D	6.23%	#^	01/30/2025	2,869,843
3,450,000	Cent Ltd., Series 2013-18A-D	3.68%	#^	07/23/2025	3,236,829
8,500,000	Cent Ltd., Series 2013-18A-E	4.83%	#^	07/23/2025	7,435,648
6,250,000	Central Park Ltd., Series 2011-1A-F	5.53%	#^	07/23/2022	5,895,196
9,750,000	Dryden Senior Loan Fund, Series 2012-24A-F	6.73%	#^	11/15/2023	9,077,035
1,500,000	Dryden Senior Loan Fund, Series 2012-25A-E	5.73%	#^	01/15/2025	1,418,070
2,000,000	Flatiron Ltd., Series 2012-1X-D	5.73%	#	10/25/2024	1,893,622
1,985,000	Galaxy Ltd., Series 2012-14A-D	4.63%	#^	11/15/2024	1,978,715
2,750,000	Galaxy Ltd., Series 2012-14X-E	5.63%	#	11/15/2024	2,588,494
3,000,000	Galaxy Ltd., Series 2014-18A-D2	4.48%	#^	10/15/2026	2,981,524
5,000,000	Galaxy Ltd., Series 2014-18A-E2	6.48%	#^	10/15/2026	4,862,032
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	5.73%	#^	08/15/2023	1,885,399
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	#^	04/28/2025	921,591
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.23%	#^	04/28/2025	889,219
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	5.98%	#^	04/28/2025	848,502
3,500,000	LCM LP, Series 14A-E	4.88%	#^	07/15/2025	3,087,130
3,500,000	LCM LP, Series 14A-F	5.38%	#^	07/15/2025	2,926,046
2,500,000	Madison Park Funding Ltd., Series 2014-13X E	5.23%	#	01/19/2025	2,255,585
7,000,000	Magnetite Ltd., Series 2012-6A-E	5.99%	#^	09/15/2023	6,684,871
9,500,000	Magnetite Ltd., Series 2012-7A-D	5.48%	#^	01/15/2025	8,806,101
9,500,000	Marea Ltd., Series 2012-1A-E	6.33%	#^	10/16/2023	9,245,314
5,250,000	North End Ltd., Series 2013-1A-D	3.73%	#^	07/17/2025	4,937,742
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.58%	#^	07/17/2025	1,876,777
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.73%	#^	07/17/2025	8,272,806
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.83%	#^	11/14/2026	1,970,712
1,000,000	Venture Ltd., Series 2012-10A-D	4.43%	#^	07/20/2022	978,464
3,000,000	Venture Ltd., Series 2012-12A-E	5.54%	#^	02/28/2024	2,756,552
4,000,000	Venture Ltd., Series 2013-14A-D	3.99%	#^	08/28/2025	3,822,655
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.48%	#^	02/03/2025	6,857,701
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	5.48%	#^	02/03/2025	1,138,888
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	6.73%	#^	02/03/2025	1,443,288
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	3.86%	#^	11/24/2025	3,077,307
2,500,000	Wind River Ltd., Series 2013-2A-D	3.83%	#^	01/18/2026	2,344,472
2,500,000	Wind River Ltd., Series 2013-2A-E	4.98%	#^	01/18/2026	2,182,148
Total Collateralized Loan Obligations (Cost $185,836,596)					179,804,925

Foreign Corporate Bonds - 60.7%
23,400,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	22,698,000
21,080,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	22,850,720
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	7,568,000
16,285,000	AES El Salvador Trust	6.75%		03/28/2023	15,405,610
6,950,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	7,071,625
17,349,000	Ajecorp B.V.	6.50%		05/14/2022	14,703,277
3,529,412	Ardagh Packaging Finance	7.00%	^	11/15/2020	3,582,353
1,000,000	Ardagh Packaging Finance	6.00%	^	06/30/2021	957,500
6,000,000	Automotores Gildemeister S.A.	8.25%		05/24/2021	2,760,000
27,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	27,945,000
12,265,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	12,224,035
15,700,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	15,647,562
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	38,500,000
6,350,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	5,937,250
5,000,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	5,300,000
9,500,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	9,493,350
3,460,000	Banco Regional SAECA	8.13%		01/24/2019	3,703,930
2,350,000	Banco Regional SAECA	8.13%	^	01/24/2019	2,515,675
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,581,500
22,700,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	23,182,375
8,700,000	Braskem Finance Ltd.	7.38%	†	10/04/2015	8,439,000
5,231,000	C10 Capital Ltd.	6.72%	#†	12/31/2016	5,204,845
7,320,000	C5 Capital Ltd.	4.53%	#†	12/29/2049	6,401,340
9,400,000	Camposol S.A.	9.88%	^	02/02/2017	9,724,300
20,000,000	Cementos Progreso Trust	7.13%	^	11/06/2023	21,690,000
2,800,000	Cementos Progreso Trust	7.13%		11/06/2023	3,036,600
8,500,000	Cemex Finance LLC	9.38%		10/12/2022	9,520,000
3,600,000	Cemex Finance LLC	6.00%		04/01/2024	3,519,000
7,462,000	Central American Bottling Corporation	6.75%	^	02/09/2022	7,928,375
12,300,000	Columbus International, Inc.	7.38%	^	03/30/2021	12,838,125
9,700,000	Columbus International, Inc.	7.38%		03/30/2021	10,124,375
20,864,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	20,811,840
25,350,000	CorpGroup Banking S.A.	6.75%		03/15/2023	25,110,138
15,937,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	14,104,245
1,586,941	Corporacion Durango S.A.B. de C.V.	10.00%	#	08/27/2016	1,588,528
17,995,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	17,995,000
5,500,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	5,582,500
13,300,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	13,499,500
15,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	15,225,000
38,600,000	Digicel Ltd.	8.25%		09/30/2020	37,635,000
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	4,662,500
5,000,000	Digicel Ltd.	7.13%		04/01/2022	4,662,500
4,800,000	Ecopetrol S.A.	7.38%		09/18/2043	5,196,000
8,900,000	Ecopetrol S.A.	5.88%		05/28/2045	8,277,000
7,000,000	Essar Steel Algoma, Inc.	9.50%	^	11/15/2019	7,078,750
14,000,000	Eurasia Capital S.A.	9.38%	#	04/24/2020	9,800,000
24,298,000	Evraz Group S.A.	9.50%		04/24/2018	22,050,435
4,000,000	Evraz Group S.A.	6.50%		04/22/2020	3,083,120
10,000,000	Evraz, Inc. N.A.	7.50%	^	11/15/2019	9,700,000
15,782,000	Far East Capital Ltd. S.A.	8.75%	^	05/02/2020	6,707,350
5,000,000	Far East Capital Ltd. S.A.	8.75%		05/02/2020	2,125,000
15,000,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	15,337,500
2,200,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	2,249,500
7,800,000	Financiera Independencia S.A.B. de .C.V.	7.50%	^	06/03/2019	7,702,500
32,498,000	Gazprombank OJSC	7.88%	#†	04/25/2018	23,076,830
1,500,000	Gazprombank OJSC	7.50%	#	12/28/2023	1,080,645
5,500,000	GeoPark Latin America Ltd.	7.50%		02/11/2020	4,867,500
1,400,000	Gol Finance	8.75%	†	07/05/2049	1,093,400
13,000,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	12,252,500
19,450,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	20,617,000
29,700,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	30,294,000
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	9,250,000
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	15,067,500
3,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	3,382,500
9,000,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	8,883,000
14,150,000	Grupo Papelero Scribe, S.A.	8.88%		04/07/2020	13,824,550
21,000,000	Grupo Posadas S.A.B de C.V	7.88%		11/30/2017	20,055,000
14,500,000	GTL Trade Finance, Inc.	7.25%		04/16/2044	13,883,750
15,000,000	Imperial Metals Corporation	7.00%	^	03/15/2019	13,875,000
12,100,000	Industrial Senior Trust	5.50%		11/01/2022	11,918,500
1,000,000	InRetail Shopping Malls	6.50%	^	07/09/2021	1,045,000
2,460,000	InRetail Shopping Malls	6.50%		07/09/2021	2,570,700
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	12,562,500
13,050,000	Intelsat S.A.	7.75%		06/01/2021	13,131,562
25,000,000	JBS Investments GmbH	7.25%	^	04/03/2024	24,625,000
10,400,000	LBC Tank Terminals Holding B.V.	6.88%	^	05/15/2023	10,504,000
5,000,000	Lundin Mining Corporation	7.50%	^	11/01/2020	4,962,500
23,000,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	22,195,000
24,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	23,760,000
3,189,000	Mexico Generadora de Energia	5.50%		12/06/2032	3,133,192
2,000,000	Millicom International Cellular S.A.	6.63%		10/15/2021	2,090,000
3,050,000	Millicom International Cellular S.A.	6.63%	^	10/15/2021	3,187,250
13,168,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	12,707,120
17,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	16,887,500
990,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,144,440
14,970,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	14,708,025
15,000,000	Nitrogenmuvek Zrt	7.88%	^	05/21/2020	14,981,250
25,000,000	Nomos Bank	10.00%		04/26/2019	17,485,000
29,000,000	OAS Financial Ltd.	8.88%	#^†ʊ	04/25/2018	9,280,000
4,784,000	OAS Financial Ltd.	8.88%	#†ʊ	04/25/2018	1,530,880
22,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	18,535,000
1,500,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	1,312,500
10,500,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	9,187,500
14,200,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	11,253,500
1,900,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	1,463,000
19,800,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	15,246,000
15,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	12,075,000
5,000,000	Petrobras International Finance Company S.A.	6.75%		01/27/2041	4,572,850
550,000	Rio Oil Finance Trust	6.25%		07/06/2024	526,670
20,000,000	RSHB Capital S.A.	8.50%	^	10/16/2023	13,600,000
4,000,000	RSHB Capital S.A.	8.50%		10/16/2023	2,740,000
11,800,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	11,387,000
12,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	12,204,000
6,000,000	Southern Copper Corporation	7.50%		07/27/2035	6,809,952
14,950,000	Southern Copper Corporation	6.75%		04/16/2040	15,832,050
6,000,000	Teine Energy Ltd.	6.88%	^	09/30/2022	4,680,000
9,600,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	10,008,000
21,000,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	22,050,000
12,000,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	10,950,000
3,995,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	3,645,438
26,000,000	Vedanta Resources PLC	8.25%		06/07/2021	25,853,750
16,600,000	Vedanta Resources PLC	7.13%	^	05/31/2023	15,355,830
12,000,000	VimpelCom Holdings B.V.	7.50%		03/01/2022	9,900,000
21,500,000	VimpelCom Holdings B.V.	5.95%		02/13/2023	16,544,250
40,700,000	VTB Capital S.A.	9.50%	#†	12/06/2022	27,879,500
19,200,000	VTR Finance B.V.	6.88%		01/15/2024	19,632,000
Total Foreign Corporate Bonds (Cost $1,489,543,530)					1,330,394,012

Non-Agency Commercial Mortgage Backed Obligations - 10.4%
4,500,000	Banc of America Commercial Mortgage Trust, Series 2007-4-AJ	5.82%	#	02/10/2051	4,680,223
14,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	15,244,987
11,261,320	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	11,500,910
6,397,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-C	4.42%	#	12/10/2047	6,445,972
8,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	#^	06/11/2027	8,829,800
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	2,444,842
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	2,455,429
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^∞	08/10/2047	2,110,066
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	# ^∞	08/10/2047	–
10,020,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.81%	#	06/15/2038	10,167,479
4,500,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AJ	5.97%	#^	02/15/2041	4,722,273
5,400,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	5,565,410
4,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	5.66%	#^	01/12/2037	4,123,831
5,700,083	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWMZ-M	6.16%	#^	04/15/2018	5,730,567
3,990,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS1	3.46%	#^	11/15/2031	4,006,640
3,649,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS2	4.11%	#^	11/15/2031	3,665,444
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	11,020,978
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	4,536,745
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^∞	04/15/2047	8,001,307
6,216,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	6,333,134
81,667,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.19%	#I/O	01/15/2048	6,138,663
4,308,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6-C	5.48%	#	09/15/2039	4,322,624
23,490,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	24,464,659
14,068,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.57%	#	02/12/2039	13,726,183
4,250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	4.90%	#^	04/15/2047	4,103,677
8,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	7,757,676
10,000,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	10,178,065
30,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.94%	#	02/15/2051	31,826,978
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	5.94%	#	02/15/2051	4,020,860
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $220,849,342)					228,125,422

Non-Agency Residential Collateralized Mortgage Obligations - 13.8%
6,634,721	Banc of America Mortgage Securities, Inc., Series 2007-1-1A26	6.00%		03/25/2037	6,282,491
29,010,261	BCAP LLC Trust, Series 2007-AA2-2A2	6.00%	#	04/25/2037	24,987,176
8,197,701	BCAP LLC Trust, Series 2012-RR11-4A3	8.57%	#^	03/26/2037	6,870,036
12,090,862	BCAP LLC Trust, Series 2012-RR11-9A3	10.63%	#^	07/26/2037	10,626,506
18,872,772	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A9	6.00%		07/25/2036	17,080,199
8,739,756	Countrywide Alternative Loan Trust, Series 2005-J14-A8	5.50%		12/25/2035	7,819,678
5,860,399	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	5,121,262
5,058,789	Countrywide Home Loans, Series 2006-17-A2	6.00%		12/25/2036	4,657,217
7,638,330	Countrywide Home Loans, Series 2007-14-A1	5.00%		09/25/2037	7,039,508
8,158,056	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A7	6.00%		08/25/2036	7,227,140
7,779,598	First Horizon Alternative Mortgage Securities, Series 2006-FA6-2A5	6.25%		11/25/2036	6,378,990
14,847,775	JP Morgan Resecuritization Trust, Series 2009-4-2A2	6.00%	^	07/26/2037	13,807,039
13,997,620	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	8,380,543
20,095,334	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.17%	#^	10/22/2033	18,404,534
43,902,818	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	5.76%	#^	08/22/2034	42,724,827
47,846,813	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.23%	#^	10/22/2034	45,563,309
8,693,599	Residential Accredit Loans, Inc., Series 2006-QA8-A1	0.36%	#	09/25/2036	6,818,573
17,506,621	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3	0.44%	#	03/25/2036	15,266,544
14,905,268	Structured Asset Securities Corporation, Series 2005-15-3A1	4.95%	#	08/25/2035	15,274,226
6,345,500	TBW Mortgage-Backed Pass-Through Certificates, Series 2006-1-1A1	5.50%		04/25/2036	5,179,826
5,172,141	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.06%	#	03/20/2037	4,821,263
3,173,532	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	3,037,877
18,608,241	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	18,461,478
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $308,693,507)					301,830,242

US Corporate Bonds - 21.4%
15,000,000	Affinia Group, Inc.	7.75%		05/01/2021	15,525,000
15,000,000	Alere, Inc.	6.50%		06/15/2020	15,187,500
8,000,000	American Eagle Energy Corporation	11.00%	^	09/01/2019	3,520,000
13,065,000	BMC Software Finance, Inc.	8.13%	^	07/15/2021	12,346,425
2,740,000	CDW LLC	6.00%		08/15/2022	2,842,750
2,920,000	CITGO Petroleum Corporation	6.25%	^	08/15/2022	2,985,700
475,000	Cloud Peak Energy Resources LLC	6.38%		03/15/2024	444,125
15,000,000	Crimson Merger Sub, Inc.	6.63%	^	05/15/2022	13,500,000
14,242,000	CrownRock LP	7.13%	^	04/15/2021	13,423,085
12,840,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	6,997,800
2,250,000	Energy Gulf Coast, Inc.	6.88%	^	03/15/2024	1,220,625
7,000,000	Expo Event Transco, Inc.	9.00%	^	06/15/2021	7,175,000
14,987,000	Gates Global LLC	6.00%	^	07/15/2022	14,427,985
9,875,000	Gray Television, Inc.	7.50%		10/01/2020	10,220,625
14,960,000	HD Supply, Inc.	7.50%		07/15/2020	15,745,400
6,372,000	Hexion Finance Corporation	6.63%		04/15/2020	6,276,420
15,000,000	Hillman Group, Inc.	6.38%	^	07/15/2022	14,475,000
14,500,000	Iron Mountain, Inc.	5.75%		08/15/2024	14,663,125
2,435,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	2,599,362
16,075,000	Legacy Reserves LP	6.63%		12/01/2021	13,261,875
15,000,000	Memorial Production Partners LP	7.63%		05/01/2021	12,075,000
3,900,000	Multi-Color Corporation	6.13%	^	12/01/2022	3,909,750
9,600,000	Navient Corporation	5.88%		10/25/2024	9,168,000
10,000,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	10,037,500
14,915,000	Pantry, Inc.	8.38%		08/01/2020	16,406,500
6,600,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	6,633,000
11,000,000	Post Holdings, Inc.	6.00%	^	12/15/2022	10,353,750
15,000,000	Regal Entertainment Group	5.75%		02/01/2025	13,875,000
12,000,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	12,360,000
3,000,000	RR Donnelley & Sons Company	6.50%		11/15/2023	3,090,000
2,860,000	Sanchez Energy Corporation	7.75%		06/15/2021	2,674,100
4,530,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	4,609,275
15,500,000	Select Medical Corporation	6.38%		06/01/2021	15,810,000
15,231,000	Seminole Hard Rock Entertainment, Inc.	5.88%	^	05/15/2021	15,154,845
15,000,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	14,700,000
7,000,000	SLM Corporation	7.25%		01/25/2022	7,612,500
16,637,000	Southern Graphics, Inc.	8.38%	^	10/15/2020	16,761,778
3,400,000	Spectrum Brands, Inc.	6.13%	^	12/15/2024	3,468,000
15,850,000	SUPERVALU, Inc.	6.75%		06/01/2021	15,651,875
15,000,000	Transdigm, Inc.	6.50%		07/15/2024	15,150,000
14,935,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	9,931,775
11,000,000	Ultra Petroleum Corporation	6.13%	^	10/01/2024	9,515,000
10,800,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	11,745,000
15,000,000	WCI Communities, Inc.	6.88%		08/15/2021	15,112,500
9,325,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	8,532,375
17,750,000	Woodside Homes Company LLC	6.75%	^	12/15/2021	17,750,000
Total US Corporate Bonds (Cost $499,223,272)					468,925,325

US Government / Agency Mortgage Backed Obligations - 11.1%
22,977,234	Federal Home Loan Mortgage Corporation, Series 3631-SJ	6.08%	#I/F I/O	02/15/2040	3,825,813
39,388,476	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.34%	#I/F I/O	11/15/2040	5,293,437
58,511,718	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.34%	#I/F I/O	01/15/2042	11,279,959
11,418,271	Federal Home Loan Mortgage Corporation, Series 4203-US	5.76%	#I/F	05/15/2033	10,520,488
19,277,366	Federal Home Loan Mortgage Corporation, Series 4212-NS	5.21%	#I/F	06/15/2043	18,023,787
10,260,241	Federal Home Loan Mortgage Corporation, Series 4236-SC	11.58%	#I/F	08/15/2043	11,082,770
11,258,778	Federal National Mortgage Association, Series 2006-83-SH	6.39%	#I/F I/O	09/25/2036	1,915,972
20,175,046	Federal National Mortgage Association, Series 2007-22-S	6.58%	#I/F I/O	03/25/2037	2,969,212
45,667,698	Federal National Mortgage Association, Series 2010-123-SK	5.88%	#I/F I/O	11/25/2040	8,460,375
4,744,677	Federal National Mortgage Association, Series 2012-140-SC	7.58%	#I/F	12/25/2042	4,853,211
58,177,582	Federal National Mortgage Association, Series 2012-52-PS	6.41%	#I/F I/O	05/25/2042	11,092,469
13,560,414	Federal National Mortgage Association, Series 2013-111-US	11.28%	#I/F	11/25/2043	14,199,241
26,211,872	Federal National Mortgage Association, Series 2013-55-US	5.75%	#I/F	06/25/2043	23,031,467
56,765,851	Federal National Mortgage Association, Series 2013-58-KS	5.67%	#I/F	06/25/2043	49,415,468
28,276,960	Federal National Mortgage Association, Series 2013-58-SC	5.75%	#I/F	06/25/2043	24,601,097
41,482,938	Federal National Mortgage Association, Series 2013-64-SH	5.75%	#I/F	06/25/2043	37,864,942
5,215,257	Federal National Mortgage Association, Series 2013-82-SB	11.32%	#I/F	08/25/2043	5,739,520
Total US Government / Agency Mortgage Backed Obligations (Cost $254,205,843)					244,169,228

Short Term Investments - 5.7%
41,587,715	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		41,587,715
41,587,715	Fidelity Institutional Government Portfolio	0.01%	♦		41,587,715
41,587,714	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		41,587,714
Total Short Term Investments (Cost $124,763,144)					124,763,144

Total Investments - 145.6% (Cost $3,399,269,409)‡					3,190,239,103
Liabilities in Excess of Other Assets - (45.6)%					(998,897,881)
NET ASSETS - 100.0%					$ 2,191,341,222

#	Variable rate security. Rate disclosed as of December 31, 2014.
&	Unfunded or partially unfunded loan commitment
^
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2014, the value of these securities amounted to $1,035,782,972 or 47.3% of net assets.

†	Perpetual Maturity
ʊ	Issuer is in default of interest payments
∞	Illiquid security. At December 31, 2014, the value of these securities amounted to $10,111,373 or 0.5% of net assets.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of December 31, 2014
~	Represents less than 0.05% of net assets
‡	All securities have been segregated for the benefit of the counterparty as collateral for line of credit.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$3,399,269,572
Gross Tax Unrealized Appreciation	31,336,355
Gross Tax Unrealized Depreciation	(240,366,824)
Net Tax Unrealized Appreciation (Depreciation)	$(209,030,469)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	60.7%
US Corporate Bonds	21.4%
Bank Loans	14.3%
Non-Agency Residential Collateralized Mortgage Obligations	13.8%
US Government / Agency Mortgage Backed Obligations	11.1%
Non-Agency Commercial Mortgage Backed Obligations	10.4%
Collateralized Loan Obligations	8.2%
Short Term Investments	5.7%
Other Assets and Liabilities	(45.6)%
100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	82.7%
Brazil	12.1%
Mexico	11.6%
Russia	7.2%
Peru	5.2%
Colombia	4.1%
Dominican Republic	3.3%
Canada	3.0%
Guatemala	2.8%
Chile	2.3%
Jamaica	2.1%
India	1.9%
Luxembourg	1.1%
Barbados	1.1%
El Salvador	1.0%
Costa Rica	1.0%
Paraguay	0.8%
Hungary	0.7%
Netherlands	0.6%
Belgium	0.5%
Australia	0.3%
Ireland	0.2%
Other Assets and Liabilities	(45.6)%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	13.8%
US Government / Agency Mortgage Backed Obligations	11.1%
Non-Agency Commercial Mortgage Backed Obligations	10.4%
Banking	10.0%
Building and Development	9.8%
Oil & Gas	9.4%
Collateralized Loan Obligations	8.2%
Telecommunications	7.0%
Consumer Products	6.8%
Short Term Investments	5.7%
Mining	5.1%
Chemicals/Plastics	4.1%
Healthcare	3.6%
Retailers (other than Food/Drug)	3.5%
Finance	3.5%
Utilities	3.4%
Transportation	3.4%
Media	2.6%
Hotels/Motels/Inns and Casinos	2.5%
Automotive	2.2%
Business Equipment and Services	2.0%
Leisure	1.7%
Electronics/Electric	1.6%
Beverage and Tobacco	1.5%
Financial Intermediaries	1.4%
Construction	1.3%
Containers and Glass Products	1.3%
Real Estate	1.2%
Insurance	1.1%
Food/Drug Retailers	1.0%
Food Products	1.0%
Industrial	0.9%
Pulp & Paper	0.7%
Conglomerates	0.6%
Technology	0.6%
Industrial Equipment	0.6%
Drugs	0.3%
Cosmetics/Toiletries	0.3%
Radio & Television	0.2%
Environmental Control	0.2%
Energy	0.0%	~
Other Assets and Liabilities	(45.6)%
	100.0%

Summary of Fair Value Disclosure
December 31, 2014 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US Bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2014, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 20141:

Category
Investments in Securities
Level 1
Money Market Funds	$124,763,144
Total Level 1	124,763,144
Level 2
Foreign Corporate Bonds	1,330,394,012
US Corporate Bonds	468,925,325
Bank Loans	312,226,805
Non-Agency Residential Collateralized Mortgage Obligations	284,333,700
US Government / Agency Mortgage Backed Obligations	244,169,228
Non-Agency Commercial Mortgage Backed Obligations	218,014,049
Collateralized Loan Obligations	179,804,925
Total Level 2	3,037,868,044
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	17,496,542
Non-Agency Commercial Mortgage Backed Obligations	10,111,373
Total Level 3	27,607,915
Total	$3,190,239,103
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1 during the period ended December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
DoubleLine Income Solutions Fund	Balance as of 9/30/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)4	Net Accretion (Amortization)	Purchases1	Sales2	Transfers Into Level 33	Transfers Out of Level 33	Balance as of 12/31/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/20144
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$17,281,097	$5,569	$(176,016)	$136,673	$286,663	$(37,444)	$-	$-	$17,496,542	$(176,016)
Non-Agency Commercial Mortgage Backed Obligations	11,304,539	-	(1,193,166)	-	-	-	-	-	10,111,373	(1,193,166)
Total	$28,585,636	$5,569	$(1,369,182)	$136,673	$286,663	$(37,444)	$-	$-	$27,607,915	$(1,369,182)

1 Purchases include all purchases of securities and payups.
2 Sales include all sales of securities, maturities, and paydowns.
3 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
 4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2014 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Solutions Fund	Fair Value as of 12/31/2014 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$17,496,542	Market Comparables	Market Quotes	$67.12 - $87.89	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$10,111,373	Market Comparables	Yields	15.47 - 16.16%	Increase in yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  February 26, 2015

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date February 26, 2015